UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-02365
Prospect Street® Income Shares Inc.

(Exact name of registrant as specified in charter)
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Address of principal executive offices) (Zip code)
James D. Dondero
Highland Capital Management, L.P.
Two Galleria Tower
13455 Noel Road, Suite 800
Dallas, Texas 75240

(Name and address of agent for service)
Registrant’s telephone number, including area code: 877-665-1287
Date of fiscal year end: December 31
Date of reporting period: July 1, 2006 — June 30, 2007
Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant’s proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

PROXY VOTING RECORD

FOR PERIOD JULY 1, 2006 TO JUNE 30, 2007

MOTIENT CORPORATION	Agenda Number:	932560572
Security: 619908304
Ticker: MNCP	Meeting Type:	Contested Annual
	Meeting Date:	12-Jul-06

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
01	Director
	Eugene E. Sekulow	Mgmt	For	*
	David R. Van Valkenburg	Mgmt	For	*
	Charles Maynard	Mgmt	For	*
	John J. Ray, III	Mgmt	For	*
	Jeffrey E. Ginsberg	Mgmt	For	*
	Niles K. Chura	Mgmt	For	*

02	Company Proposal to Ratify Appointment of Friedman LLP as Independent Auditors for the fiscal year ending December 31, 2006.	Mgmt	Against	*

03	Company Proposal to Approve the 2006 Motient Corporation Equity Incentive Plan.	Mgmt	Against	*

04	Company Proposal to Amend the Motient Articles of Incorporation to Remove the Prohibition on the Issuance of Non-voting stock.	Mgmt	Abstain	*

05	Stockholder Proposal to Amend the Motient Bylaws to change the Number of Directors on the Motient Board of Eight.	Mgmt	For	*

6A	Stockholder Proposal Regarding Election of Additional Director to fill vacancies from increased Board size: George A. Overstreet, Jr.	Mgmt	For	*

6B	Stockholder Proposal Regarding Election of Additional Director to fill vacancies from increased Board size: Steven S. Turoff	Mgmt	For	*

		Proposed		For/Against
Prop. #	Proposal	by	Proposal Vote	Management
07	Stockholder Proposal to Repeal Amendments to the Motient Bylaws made by the Motient Board prior to the Annual Meeting.	Mgmt	For	*

08	Stockholder Proposal to Provide for the Order of Voting on the Highland Parties Proposals.	Mgmt	For	*
An * in the For/Against management field indicates management position unknown since information regarding non-U.S. issuers is not readily available.

SIGNATURES
Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Prospect Street® Income Shares Inc.

By (Signature and Title)*	/s/ James D. Dondero James D. Dondero, Chief Executive Officer (Principal Executive Officer)

Date	August 31, 2007

*	Print the name and title of each signing officer under his or her signature.